UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22022
                                      ------------------------------------------

           Advent/Claymore Global Convertible Securities & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert White, Treasurer

           Advent/Claymore Global Convertible Securities & Income Fund

                           1065 Avenue of the Americas

                               New York, NY 10018
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675
                                                     ---------------------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: January 31, 2010
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

AGC | ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 PRINCIPAL AMOUNT                                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------------------------
                   LONG-TERM INVESTMENTS - 158.5%
                   CONVERTIBLE BONDS - 99.9%
                   AGRICULTURE - 2.1%
   CNY 40,000,000  China Green Holdings Ltd., Ser. CGHL, NR
                   0.00%, 10/29/10 (Bermuda) (a)                                                                      $  5,917,853
                                                                                                                      ------------

                   AIRLINES - 2.0%
      $ 6,100,000  UAL Corp., CCC
                   4.50%, 6/30/21 (b)                                                                                    5,604,680
                                                                                                                      ------------

                   AUTO MANUFACTURERS - 2.4%
      $ 2,400,000  Ford Motor Co., CCC
                   4.25%, 11/15/16                                                                                       3,225,000
  JPY 315,000,000  Suzuki Motor Corp., Ser. 4, NR
                   0.00%, 3/29/13 (Japan)                                                                                3,529,998
                                                                                                                      ------------
                                                                                                                         6,754,998
                                                                                                                      ------------
                   BANKS - 2.6%
 (euro) 4,600,000  Kreditanstalt fuer Wiederaufbau, Ser. DPW, AAA
                   1.50%, 7/30/14 (Germany)                                                                              7,233,454
                                                                                                                      ------------

                   BEVERAGES - 2.1%
      $ 6,500,000  Central European Distribution Corp., B-
                   3.00%, 3/15/13                                                                                        5,736,250
                                                                                                                      ------------

                   BIOTECHNOLOGY - 0.9%
      $ 3,150,000  American Oriental Bioengineering, Inc., NR
                   5.00%, 7/15/15 (c)                                                                                    2,512,125
                                                                                                                      ------------

                   CHEMICALS - 2.4%
 (euro) 1,500,000  SGL Carbon SE, Ser. SGL, BB
                   3.50%, 6/30/16 (Germany)                                                                              2,210,899
      $ 2,325,000  ShengdaTech, Inc., NR
                   6.00%, 6/1/18 (c)                                                                                     2,194,219
   HK$ 12,050,000  Sinofert Holdings Ltd., NR
                   0.00%, 8/7/11 (Bermuda)                                                                               2,180,076
                                                                                                                      ------------
                                                                                                                         6,585,194
                                                                                                                      ------------
                   COAL - 1.8%
      $ 4,750,000  Alpha Natural Resources, Inc., BB
                   2.375%, 4/15/15                                                                                       5,094,375
                                                                                                                      ------------

                   COMPUTERS - 6.4%
 (euro) 7,300,000  Cap Gemini SA, BBB-
                   3.50%, 1/1/14 (France)                                                                                4,233,330
      $ 7,784,000  EMC Corp., A-
                   1.75%, 12/1/11                                                                                        9,087,820
      $ 3,850,000  Maxtor Corp., B
                   2.375%, 8/15/12 (Cayman Islands)                                                                      4,273,500
                                                                                                                      ------------
                                                                                                                        17,594,650
                                                                                                                      ------------
                   CONSUMER DURABLES AND APPAREL - 1.6%
    CHF 4,000,000  Swatch Group Finance SA, NR
                   2.625%, 10/15/10 (Switzerland)                                                                        4,306,992
                                                                                                                      ------------

                   DIVERSIFIED FINANCIAL SERVICES - 1.9%
      $ 2,150,000  GLG Partners, Inc., NR
                   5.00%, 5/15/14 (c)                                                                                    2,115,170
      $ 3,090,000  Jefferies Group, Inc., BBB
                   3.875%, 11/1/29                                                                                       3,109,313
                                                                                                                      ------------
                                                                                                                         5,224,483
                                                                                                                      ------------
                   ELECTRICAL COMPONENTS & EQUIPMENT - 4.5%
   CNY 29,600,000  China High Speed Transmission Equipment Group Co. Ltd., Ser. CHIS, NR
                   0.00%, 5/14/11 (Cayman Islands) (a)                                                                   4,790,302
      $ 7,000,000  Suntech Power Holdings Co. Ltd., NR
                   3.00%, 3/15/13 (Cayman Islands)                                                                       5,433,750
      $ 2,000,000  Yingli Green Energy Holding Co. Ltd., NR
                   0.00%, 12/15/12 (Cayman Islands)                                                                      2,185,000
                                                                                                                      ------------
                                                                                                                        12,409,052
                                                                                                                      ------------
                   ELECTRONICS - 3.2%
  JPY 740,000,000  Toshiba Corp., BBB
                   0.00%, 7/21/11 (Japan)                                                                                8,890,587
                                                                                                                      ------------

                   ENGINEERING & CONSTRUCTION - 1.6%
      $ 3,725,000  Jaiprakash Associates Ltd., NR
                   0.00%, 9/12/12 (India)                                                                                4,460,687
                                                                                                                      ------------

                   ENTERTAINMENT - 0.6%
      $ 1,500,000  International Game Technology, BBB
                   3.25%, 5/1/14 (c)                                                                                     1,781,250
                                                                                                                      ------------

                   FOOD - 1.5%
  (pound) 850,000  J Sainsbury PLC, NR
                   4.25%, 7/16/14 (United Kingdom)                                                                       1,526,151
   CNY 18,500,000  Pine Agritech Ltd., NR
                   0.00%, 7/27/12 (Bermuda) (a)                                                                          2,520,214
                                                                                                                      ------------
                                                                                                                         4,046,365
                                                                                                                      ------------
                   FOREST PRODUCTS & PAPER - 1.3%
      $ 3,375,000  Sino-Forest Corp., BB
                   4.25%, 12/15/16 (Canada) (c)                                                                          3,590,156
                                                                                                                      ------------

                   HEALTH CARE PRODUCTS - 2.7%
      $ 5,000,000  Hologic, Inc., BB-
                   2.00%, 12/15/37 (d)                                                                                   4,225,000
      $ 3,500,000  NuVasive, Inc., NR
                   2.25%, 3/15/13 (b)                                                                                    3,290,000
                                                                                                                      ------------
                                                                                                                         7,515,000
                                                                                                                      ------------
                   HEALTH CARE SERVICES - 1.2%
      $ 3,675,000  LifePoint Hospitals, Inc., B
                   3.50%, 5/15/14                                                                                        3,348,844
                                                                                                                      ------------

                   INSURANCE - 1.2%
      $ 3,000,000  Old Republic International Corp., BBB+
                   8.00%, 5/15/12                                                                                        3,401,250
                                                                                                                      ------------

                   IRON/STEEL - 2.6%
      $ 2,000,000  ArcelorMittal, BBB
                   5.00%, 5/15/14 (Luxembourg)                                                                           2,922,500
      $ 3,667,000  Steel Dynamics, Inc., BB+
                   5.125%, 6/15/14                                                                                       4,235,385
                                                                                                                      ------------
                                                                                                                         7,157,885
                                                                                                                      ------------

                   LODGING - 1.2%
   HK$ 23,900,000  Champion Path Holdings Ltd., NR
                   0.00%, 10/28/15 (Hong Kong)                                                                           3,309,146
                                                                                                                      ------------

                   MEDIA - 1.5%
(pound) 2,000,000  WPP PLC, Ser. WPP, BBB
                   5.75%, 5/9/14 (Jersey)                                                                                4,134,906
                                                                                                                      ------------

                   MINING - 8.3%
      $ 2,750,000  AngloGold Ashanti Holdings Finance PLC, NR
                   3.50%, 5/22/14 (South Africa) (c)                                                                     2,973,438
      $ 5,000,000  Enercoal Resources Pte Ltd., NR
                   9.25%, 8/5/14 (Indonesia)                                                                             5,082,890
      $ 4,500,000  Goldcorp, Inc., BBB+
                   2.00%, 8/1/14 (Canada) (c)                                                                            4,815,000
      $ 5,445,000  Kinross Gold Corp., NR
                   1.75%, 3/15/28 (Canada)                                                                               5,268,038
      $ 3,900,000  Xstrata Capital Corp AVV, Ser. XTA, BBB
                   4.00%, 8/14/17 (United Kingdom)                                                                       4,889,381
                                                                                                                      ------------
                                                                                                                        23,028,747
                                                                                                                      ------------
                   MISCELLANEOUS MANUFACTURING - 0.7%
      $ 2,625,000  Trinity Industries, Inc., BB-
                   3.875%, 6/1/36                                                                                        1,952,344
                                                                                                                      ------------

                   OIL & GAS - 13.0%
      $ 3,000,000  Carrizo Oil & Gas, Inc., NR
                   4.375%, 6/1/28                                                                                        2,613,750
      $ 4,325,000  Chesapeake Energy Corp., BB
                   2.25%, 12/15/38                                                                                       3,200,500
   HK$ 32,000,000  China Petroleum & Chemical Corp., Ser. SINO, NR
                   0.00%, 4/24/14 (China)                                                                                4,547,058
      $ 6,600,000  Dana Gas Sukuk Ltd., Ser. DANA, NR
                   7.50%, 10/31/12 (United Arab Emirates)                                                                5,922,266
      $ 7,000,000  PetroBakken Energy Ltd., Ser. REGS, NR
                   3.125%, 2/8/16 (Canada)                                                                               7,000,217
   HK$ 27,400,000  Power Regal Group Ltd., NR
                   2.25%, 6/2/14 (Hong Kong)                                                                             4,878,902
      $ 8,000,000  Seadrill Ltd., NR
                   3.625%, 11/8/12 (Bermuda)                                                                             7,891,248
                                                                                                                      ------------
                                                                                                                        36,053,941
                                                                                                                      ------------
                   OIL & GAS SERVICES - 1.7%
      $ 3,525,000  Core Laboratories LP, NR
                   0.25%, 10/31/11 (Netherlands)                                                                         4,653,000
                                                                                                                      ------------

                   PHARMACEUTICALS - 9.6%
    CHF 8,325,000  Actelion Finance SCA, NR
                   0.00%, 11/22/11 (Switzerland)                                                                         9,036,112
      $ 3,150,000  Biovail Corp., NR
                   5.375%, 8/1/14 (Canada) (c)                                                                           3,752,437
      $ 3,700,000  King Pharmaceuticals, Inc., BB
                   1.25%, 4/1/26                                                                                         3,367,000
      $ 4,650,000  Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+
                   1.75%, 2/1/26 (Israel)                                                                                5,603,250
      $ 3,800,000  Teva Pharmaceutical Finance LLC, Ser. C, BBB+
                   0.25%, 2/1/26 (Israel)                                                                                4,707,250
                                                                                                                      ------------
                                                                                                                        26,466,049
                                                                                                                      ------------
                   REAL ESTATE - 5.4%
 (euro) 3,500,000  Conwert Immobilien Invest SE, Ser. CWI, NR
                   1.50%, 11/12/14 (Austria)                                                                             4,529,164
   CNY 30,000,000  Country Garden Holdings Co., BB-
                   2.50%, 2/22/13 (Cayman Islands) (a)                                                                   4,624,420
      $ 2,806,000  Forest City Enterprises, Inc., NR
                   3.625%, 10/15/14                                                                                      2,690,253
   HK$ 25,400,000  Soho China Ltd., NR
                   3.75%, 7/2/14 (Cayman Islands)                                                                        3,143,266
                                                                                                                      ------------
                                                                                                                        14,987,103
                                                                                                                      ------------
                   REAL ESTATE INVESTMENT TRUSTS - 1.6%
      $ 3,599,000  Digital Realty Trust LP, NR
                   5.50%, 4/15/29 (c)                                                                                    4,516,745
                                                                                                                      ------------

                   SEMICONDUCTORS - 3.0%
      $ 7,750,000  Intel Corp., A-
                   3.25%, 8/1/39 (c)                                                                                     8,360,313
                                                                                                                      ------------

                   TELECOMMUNICATIONS - 4.1%
      $ 2,800,000  Inmarsat PLC, Ser. ISAT, NR
                   1.75%, 11/16/17 (United Kingdom)                                                                      3,215,206
  JPY 372,000,000  Softbank Corp., BB
                   1.75%, 3/31/14 (Japan)                                                                                5,307,805
      $ 2,500,000  Virgin Media, Inc., B-
                   6.50%, 11/15/16 (c)                                                                                   2,725,000
                                                                                                                      ------------
                                                                                                                        11,248,011
                                                                                                                      ------------
                   UTILITY - 3.2%
 (euro) 6,000,000  International Power Jersey Ltd., BB
                   3.25%, 7/20/13 (United Kingdom)                                                                       8,802,557
                                                                                                                      ------------

                   TOTAL CONVERTIBLE BONDS - 99.9%
                   (Cost $256,979,879)                                                                                 276,678,992
                                                                                                                      ------------

 NUMBER OF SHARES                                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------------------------
                   CONVERTIBLE PREFERRED STOCKS - 34.8%
                   AGRICULTURE - 1.1%
           74,050  Archer-Daniels-Midland Co., 6.25%, 2011                                                               3,176,745
                                                                                                                      ------------

                   BANKS - 10.3%
          114,834  Citigroup, Inc., 7.50%, 2012                                                                         12,004,746
           49,350  Fifth Third Bancorp, Ser. G, 8.50%, 2049                                                              6,755,275
           44,805  KeyCorp, Ser. A, 7.75%, 2049                                                                          4,204,949
            5,897  Wells Fargo & Co., Ser. L, 7.50%, 2049                                                                5,558,512
                                                                                                                      ------------
                                                                                                                        28,523,482
                                                                                                                      ------------
                   ELECTRIC - 4.3%
          130,057  FPL Group, Inc., 8.375%, 2012                                                                         6,632,907
           82,500  Great Plains Energy, Inc., 12.00%, 2012                                                               5,197,500
                                                                                                                      ------------
                                                                                                                        11,830,407
                                                                                                                      ------------
                   FOOD PRODUCTS - 1.7%
          421,200  Dole Food 2009 Automatic Common Exchange Security Trust, 7.00%, 2012 (c)                              4,613,446
                                                                                                                      ------------

                   INSURANCE - 5.0%
           59,250  Assured Guaranty Ltd., 8.50%, 2012 (Bermuda) (b)                                                      5,565,353
          314,558  XL Capital Ltd., 10.75%, 2011 (Cayman Islands)                                                        8,156,489
                                                                                                                      ------------
                                                                                                                        13,721,842
                                                                                                                      ------------
                   OIL & GAS - 1.1%
           18,250  Whiting Petroleum Corp., 6.25%, 2049                                                                  3,139,000
                                                                                                                      ------------

                   MINING - 1.8%
          100,000  Vale Capital Ltd., Ser. RIO, 5.50%, 2010  (Brazil)                                                    5,110,000
                                                                                                                      ------------

                   PHARMACEUTICALS - 2.1%
            5,780  Mylan, Inc., 6.50%, 2010                                                                              5,720,408
                                                                                                                      ------------

                   PIPELINES - 1.1%
            3,250  El Paso Corp., 4.99%, 2049                                                                            3,055,813
                                                                                                                      ------------

                   REAL ESTATE INVESTMENT TRUSTS - 2.3%
          195,000  Alexandria Real Estate Equities, Inc., Ser. D, 7.00%, 2049                                            4,192,500
           35,000  Simon Property Group, Inc., Ser. I, 6.00%, 2049                                                       2,158,450
                                                                                                                      ------------
                                                                                                                         6,350,950
                                                                                                                      ------------
                   TELECOMMUNICATIONS - 2.5%
            8,954  Lucent Technologies Capital Trust I, 7.75%, 2017 (France)                                             7,017,698
                                                                                                                      ------------

                   TRANSPORTATION - 1.5%
            3,700  Kansas City Southern, 5.125%, 2049                                                                    4,054,578
                                                                                                                      ------------

                   TOTAL CONVERTIBLE PREFERRED STOCKS - 34.8%
                   (Cost $84,367,987)                                                                                   96,314,369
                                                                                                                      ------------

 PRINCIPAL AMOUNT                                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------------------------
                   CORPORATE BONDS - 21.2%
                   DIVERSIFIED FINANCIAL SERVICES - 2.2%
      $ 3,750,000  Capital One Capital V, BB
                   10.25%, 8/15/39                                                                                       4,304,032
      $ 2,000,000  Icahn Enterprises LP/Icahn Enterprises Finance Corp., BBB-
                   7.75%, 1/15/16 (c)                                                                                    1,930,000
                                                                                                                      ------------
                                                                                                                         6,234,032
                                                                                                                      ------------
                   HEALTH CARE SERVICES - 2.8%
      $ 3,500,000  Apria Healthcare Group, Inc., BB+
                   11.25%, 11/1/14 (c)                                                                                   3,762,500
                   HCA , Inc.
      $ 1,000,000  9.25%, 11/15/16, BB-                                                                                  1,057,500
      $ 2,750,000  8.50%, 4/15/19, BB (c)                                                                                2,921,875
                                                                                                                      ------------
                                                                                                                         7,741,875
                                                                                                                      ------------
                   HOLDING COMPANIES - DIVERSIFIED - 1.9%
      $ 5,000,000  Leucadia National Corp., BB+
                   8.125%, 9/15/15                                                                                       5,137,500
                                                                                                                      ------------

                   HOME BUILDERS - 0.6%
      $ 1,625,000  K Hovnanian Enterprises, Inc., CCC+
                   10.625%, 10/15/16 (c)                                                                                 1,738,750
                                                                                                                      ------------

                   INSURANCE - 5.5%
      $ 6,500,000  AXA SA, BBB+
                   6.38%, 12/14/36 (France) (c) (e)                                                                      5,338,125
      $ 4,850,000  Liberty Mutual Group, Inc., BB
                   10.75%, 6/15/58  (c) (e)                                                                              5,383,500
      $ 3,500,000  MetLife, Inc., BBB
                   10.75%, 8/1/39                                                                                        4,385,916
                                                                                                                      ------------
                                                                                                                        15,107,541
                                                                                                                      ------------
                   MACHINERY - DIVERSIFIED - 0.6%
      $ 1,500,000  Case New Holland, Inc., BB+
                   7.75%, 9/1/13 (Netherlands) (c)                                                                       1,548,750
                                                                                                                      ------------

                   MEDIA - 2.3%
      $ 3,406,000  Clear Channel Worldwide Holdings, Inc., B
                   9.25%, 12/15/17 (c)                                                                                   3,525,210
      $ 1,500,000  Univision Communications, Inc., B-
                   12.00%, 7/1/14 (c)                                                                                    1,627,500
      $ 1,100,000  UPC Holding BV, B-
                   9.875%, 4/15/18 (Netherlands) (c)                                                                     1,168,750
                                                                                                                      ------------
                                                                                                                         6,321,460
                                                                                                                      ------------
                   PHARMACEUTICALS - 1.3%
      $ 3,325,000  Axcan Intermediate Holdings, Inc., B
                   12.75%, 3/1/16                                                                                        3,715,687
                                                                                                                      ------------

                   RETAIL - 1.4%
      $ 3,750,000  Toys R Us Property Co. LLC, B+
                   8.50%, 12/1/17 (c)                                                                                    3,881,250
                                                                                                                      ------------

                   TELECOMMUNICATIONS - 2.6%
      $ 4,905,000  iPCS, Inc., BB
                   2.37%, 5/1/13 (e)                                                                                     4,586,175
(pound) 1,500,000  Virgin Media Finance PLC, B
                   8.875%, 10/15/19                                                                                      2,499,744
                                                                                                                      ------------
                                                                                                                         7,085,919
                                                                                                                      ------------
                   TOTAL CORPORATE BONDS - 21.2%
                   (Cost $53,747,517)                                                                                   58,512,764
                                                                                                                      ------------

 NUMBER OF SHARES                                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------------------------
                   EXCHANGE-TRADED FUNDS - 0.9%
          100,000  ProShares UltraShort Basic Materials                                                                    987,000
          160,000  ProShares UltraShort FTSE/Xinhua China 25                                                             1,582,400
                                                                                                                      ------------
                   TOTAL EXCHANGE-TRADED FUNDS - 0.9%                                                                    2,569,400
                   (Cost $2,509,534)                                                                                  ------------

                   WARRANTS - 1.7%
                   BANKS -- 1.7%
          372,000  JP Morgan Chase & Co., expiring 10/28/18 (f)
                   (Cost $4,224,878)                                                                                     4,836,000
                                                                                                                      ------------

                   TOTAL LONG-TERM INVESTMENTS - 158.5%
                   (Cost $401,829,795)                                                                                 438,911,525
                                                                                                                      ------------

                   MONEY MARKET FUNDS - 0.1%
          191,326  Goldman Sachs Financial Prime Obligations
                   (Cost $191,326)                                                                                         191,326
                                                                                                                      ------------

                                                                                                EXPIRATION  EXERCISE
        CONTRACTS  OPTIONS PURCHASED                                                                  DATE     PRICE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
                   CALL OPTIONS PURCHASED - 0.0%*
            3,500  PowerShares DB US Dollar Index Bullish Fund (f) (g)
                   (Cost $91,805)                                                               March 2010     24.00        56,000
                                                                                                                      ------------

                   TOTAL INVESTMENTS - 158.6%
                   (Cost $402,112,926)                                                                                 439,158,851
                   Total Value of Options Written
                   (Premiums Received $19,958) - (0.0%*)                                                                    (7,025)
                   Other Assets in excess of Liabilities - 2.8%                                                          7,657,116
                   Preferred Stock, at redemption value - (-61.4% of Net Assets
                   Applicable to Common Shareholders or -38.7% of Total Investments)                                  (170,000,000)
                                                                                                                      ------------

                   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                                             $276,808,942
                                                                                                                      ============

*    Less than 0.1%

AVV - Aruba Exempt Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
Pte - Private
SA - Corporation
SCA - Limited Partnership
SE - Stock Corporation

(a) The reference entity is denominated in Chinese Yuan, but traded in U.S. dollars.
(b) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to 27.7% of net assets.
(d) Security becomes an accreting bond after December 15, 2013 with a 2.0% principal accretion rate.
(e)  Floating rate security. The rate shown is as of January 31, 2010.
(f)  Non-income producing security.
(g)  Represents 100 shares per contract.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted notes to financial statements for the period ended October 31, 2009.

COUNTRY BREAKDOWN AS % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
United States                                                              49.4%
Cayman Islands                                                              7.4%
Canada                                                                      5.6%
Bermuda                                                                     5.5%
United Kingdom                                                              4.2%
Japan                                                                       4.0%
France                                                                      3.8%
Switzerland                                                                 3.0%
Israel                                                                      2.3%
Germany                                                                     2.2%
Hong Kong                                                                   1.9%
Netherlands                                                                 1.7%
United Arab Emirates                                                        1.3%
Brazil                                                                      1.2%
Indonesia                                                                   1.2%
China                                                                       1.0%
Austria                                                                     1.0%
India                                                                       1.0%
Jersey                                                                      0.9%
South Africa                                                                0.7%
Luxembourg                                                                  0.7%

AGC | ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CONTRACTS
(100 SHARES                                                  EXPIRATION            EXERCISE             MARKET
PER CONTRACT)    CALL OPTIONS WRITTEN(f)                           DATE               PRICE              VALUE
--------------------------------------------------------------------------------------------------------------
         250     Assured Guaranty Ltd.                       March 2010         $     30.00            $ 5,625
          50     NuVasive, Inc.                           February 2010         $     35.00                700
         100     UAL Corp.                                February 2010         $     15.00                700
                                                                                                       -------
                 TOTAL CALL OPTIONS WRITTEN
                 (Premiums received $19,958)                                                           $ 7,025
                                                                                                       -------

(f)  Non-income producing security.

AGC | ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

Forward exchange currency contracts
                                                                                               Unrealized
Short Contracts                                               Current Value                  Appreciation
---------------------------------------------------------------------------------------------------------
British Pound Sterling, 4,100,000 expiring 3/17/10                6,567,650                     $ 131,340
Euro, 11,200,000 expiring 3/17/10                                15,565,717                       453,643
Swiss Franc, 13,500,000 expiring 3/17/10                         12,810,537                       231,051
Japanese Yen, 1,600,000,000 expiring 3/17/10                     17,652,134                       163,254

                                                                                                ---------
Total unrealized appreciation for forward exchange currency contracts                           $ 979,288
                                                                                                ---------

At January 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                      Net tax
                                                      Net Tax         Unrealized
                      Gross Tax       Gross Tax       Unrealized      Appreciation on
Cost of Investments   Unrealized      Unrealized      Appreciation    Derivatives and
for Tax Purposes      Appreciation    Depreciation    on Investments  Foreign Currency
--------------------------------------------------------------------------------------
$ 403,359,434         $ 41,469,395    $ (5,669,978)   $ 35,799,417    $ 990,423
--------------------------------------------------------------------------------------

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. The various input levels are not an indication of the risk associated with investing in those securities.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2010:

                                           QUOTED PRICES               SIGNIFICANT
                                           IN ACTIVE                   OTHER                   SIGNIFICANT
                                           MARKETS FOR                 OBSERVABLE              UNOBSERVABLE
                                           IDENTICAL ASSETS            INPUTS                  INPUTS
DESCRIPTION                                (LEVEL 1)                   (LEVEL 2)               (LEVEL 3)       TOTAL
-------------------------------------------------------------------------------------------------------------------------
(value in $000s)
Assets:
Convertible Bonds                          $      -                    $ 276,679               $ -             $ 276,679
Convertible Preferred Stocks:
Agriculture                                   3,177                            -                 -                 3,177
Banks                                        28,523                            -                 -                28,523
Electric                                      5,198                        6,633                 -                11,831
Food Products                                     -                        4,613                 -                 4,613
Insurance                                     8,157                        5,565                 -                13,722
Oil & Gas                                     3,139                            -                 -                 3,139
Mining                                        5,110                            -                 -                 5,110
Pharmaceuticals                               5,720                            -                 -                 5,720
Pipelines                                         -                        3,056                 -                 3,056
Real Estate Investment Trusts                 6,351                            -                 -                 6,351
Telecommunications                                -                        7,018                 -                 7,018
Transportation                                    -                        4,055                 -                 4,055
Corporate Bonds                                   -                       58,513                 -                58,513
Money Market Fund                               191                            -                 -                   191
Exchange-Traded Funds                         2,569                            -                 -                 2,569
Warrants                                      4,836                            -                 -                 4,836
Options Purchased                                56                            -                 -                    56
Forward Exchange Currency Contracts               -                          979                 -                   979
                                          -------------------------------------------------------------------------------
Total                                      $ 73,027                    $ 367,111               $ -             $ 440,138
                                          ===============================================================================

Liabilities:
Options Written                            $      7                    $       -               $ -             $       7
                                          -------------------------------------------------------------------------------
Total                                      $      7                    $       -               $ -             $       7
                                          ===============================================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities & Income Fund
--------------------------------------------------------------------------------

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: March 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: March 26, 2010

By:  /s/ Robert White
     ---------------------------------------------------------------------------
         Robert White
         Treasurer and Chief Financial Officer

Date: March 26, 2010